DISCONTINUED OPERATIONS (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash & cash equivalents	$ 4,220	$ 4,123
Accounts receivable, net	243	237
Advance to suppliers		53,864
Other current assets	11,248	10,992
Current assets	15,711	69,216	$ 90,298
Accounts payable	170	166
Accrued expenses	404	394
Due to related parties	80,369	78,538
Current liabilities	$ 80,943	$ 79,098	$ 92,028